AB CarVal Credit Opportunities Fund

Portfolio of Investments

March 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

ASSET BACKED – 52.2%
Bonds – 52.2%
Alternative Energy – 1.9%
Dividend Solar Loans LLC Series 2019-1 5.68%, 08/22/2039(a)	U.S.$	564	$462,153
Mill City Solar Loan 0.00%, 03/20/2043(a) (b) (c)		556	237,943
0.00%, 07/20/2043(a) (b) (c)		735	453,212
0.00%, 06/20/2047(a) (b) (c)		1,189	459,963
2.00%, 07/20/2043(a) (b) (c)		459	288,917
4.25%, 06/20/2047(a) (c)		581	481,979
5.92%, 03/20/2043(a) (c)		129	110,227
7.14%, 03/20/2043(a) (c)		120	83,317

			2,577,711

Asset Backed Securities – 4.5%
Nightingale CRE Ltd. Series 2018-1 13.734%, 11/30/2025(a) (b) (d)	GBP	2,813	3,478,489
Retiro Mortgage Securities DAC 6.00% (EURIBOR 3 Month + 3.00%), 07/30/2075(a) (b) (e)	EUR	2,070	1,563,253
Turbine Engines Securitization Ltd. 5.125%, 12/13/2048(a) (b) (d)	U.S.$	1,134	987,987
6.375%, 12/13/2048(a) (b) (d)		185	124,299

			6,154,028

CLO – 5.6%
Adagio IX EUR CLO DAC 9.96% (EURIBOR 3 Month + 6.02%), 09/15/2034(a) (e)	EUR	125	128,028
Ares LXVII CLO Ltd. Series 2022 14.105% (SOFR 1 Month + 8.78%), 01/25/2036(a) (e)	U.S.$	412	421,576
Avoca Static CLO I DAC 10.97% (EURIBOR 3 Month + 6.88%), 10/15/2030(a) (e)	EUR	2,857	3,065,036
Bain Capital Credit CLO Series 2020-1 8.26% (SOFR 1 Month + 2.96%), 04/18/2033(a) (e)	U.S.$	201	200,977
BlueMountain CLO XXVI Ltd. 12.709% (SOFR 1 Month + 7.39%), 10/20/2034(a) (e)		417	414,359
Dryden 32 Euro CLO BV Series 2014 9.191% (EURIBOR 3 Month + 5.29%), 08/15/2031(a) (e)	EUR	108	112,913
Nassau Euro CLO I DAC 6.64% (EURIBOR 3 Month + 2.70%), 12/15/2034(a) (e)		1,820	1,965,878

	Principal Amount (000)		U.S. $ Value

Palmer Square Loan Funding Ltd. Series 2022-4 8.069% (SOFR 1 Month + 2.75%), 07/24/2031(a) (e)	U.S.$	690	$690,635
Voya CLO Ltd. Series 2018-4 7.876% (SOFR 1 Month + 2.56%), 01/15/2032(a) (e)		750	751,312

			7,750,714

CMBS – 11.8%
Atrium Hotel Portfolio Trust Series 2018-ATRM 7.273% (SOFR 1 Month + 1.95%), 06/15/2035(a) (e)		1,735	1,695,683
9.023% (SOFR 1 Month + 3.70%), 06/15/2035(a) (e)		798	772,918
BAMLL Commercial Mortgage Securities Trust Series 2019-AHT 9.823% (SOFR 1 Month + 4.25%), 03/15/2034(a) (e)		856	829,075
BCP Trust Series 2021-330N 9.079% (SOFR 1 Month + 3.75%), 06/15/2038(a) (e)		283	135,171
10.075% (SOFR 1 Month + 4.75%), 06/15/2038(a) (e)		203	89,206
BFLD Trust Series 2019-DPLO 7.68% (SOFR 1 Month + 2.35%), 10/15/2034(a) (e)		2,700	2,686,327
BX Commercial Mortgage Trust Series 2022-CSMO 9.214% (SOFR 1 Month + 3.89%), 06/15/2027(a) (e)		407	407,957
9.663% (SOFR 1 Month + 4.34%), 06/15/2027(a) (e)		399	400,041
BX Trust Series 2019-MMP 7.269% (SOFR 1 Month + 1.94%), 08/15/2036(a) (e)		951	920,396
Series 2021-ARIA 8.582% (SOFR 1 Month + 3.26%), 10/15/2036(a) (e)		224	211,135
Series 2022-PSB 12.658% (SOFR 1 Month + 7.33%), 08/15/2039(a) (e)		635	643,303
CLNY Trust Series 2019-IKPR 8.853% (SOFR 1 Month + 3.53%), 11/15/2038(a) (e)		521	445,915
CSMC Trust Series 2017-CHOP 9.794% (PRIME + 1.29%), 07/15/2032(a) (e)		220	197,211

	Principal Amount (000)			U.S. $ Value

Extended Stay America Trust Series 2021-ESH 10.44% (SOFR 1 Month + 5.11%), 07/15/2038(a) (e)	U.S.$	367		$364,908
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-HTL5 9.706% (SOFR 1 Month + 4.38%), 11/15/2038(a) (e)		591		567,735
LAQ Mortgage Trust Series 2023-LAQ 13.758% (SOFR 1 Month + 8.43%), 03/15/2036(a) (e)		886		877,287
MTN Commercial Mortgage Trust Series 2022-LPFL 10.615% (SOFR 1 Month + 5.29%), 03/15/2039(a) (e)		877		835,074
SMRT Series 2022-MINI 8.676% (SOFR 1 Month + 3.35%), 01/15/2039(a) (e)		1,015		961,345
THPT Mortgage Trust Series 2023-THL 8.534%, 12/10/2034(a)		1,645		1,683,876
9.252%, 12/10/2034(a)		1,386		1,413,692

				16,138,255

Commercial Loan Portfolios – 1.9%
Italy Hotels SRL Series 2021 0.00%, 12/31/2049(b) (c) (d)	EUR	0	*	108
7.202%, 11/25/2027(a) (b) (c) (d)		1,306		1,386,763
10.702%, 11/25/2027(a) (b) (c) (d)		1,121		1,177,171
London Office DAC Series 2021 0.00%, 10/22/2026(a) (b) (d)	GBP	0	*	126
10.814%, 10/22/2026(a) (b) (d)		624		73,797

				2,637,965

Consumer ABS – 5.9%
Newday Funding Master Issuer PLC Series 2022-2 11.695% (SONIA + 6.50%), 07/15/2030(a) (e)		833		1,083,385
12.20% (SONIA + 7.00%), 07/15/2030(a) (e)		800		1,034,761
PPC Zeus DAC 8.348% (EURIBOR 1 Month + 4.50%), 07/23/2028(a) (b) (d) (e)	EUR	1,517		1,632,398
SC Germany SA Compartment Consumer Series 2022-1 9.347% (EURIBOR 1 Month + 5.50%), 10/14/2036(a) (e)		772		856,550
12.347% (EURIBOR 1 Month + 8.50%), 10/14/2036(a) (e)		686		754,467

	Principal Amount (000)		U.S. $ Value

Securitisation of Catalogue Assets Ltd. 9.438%, 01/01/2027(b) (d)	GBP	567	$715,639
12.158%, 12/13/2032(b) (d)		986	1,244,480
16.188%, 12/13/2032(b) (d)		540	681,561

			8,003,241

Residential Mortgage-Backed Securities – 20.6%
Clavel Residential 3 DAC Series 2023 6.675% (EURIBOR 3 Month + 2.75%), 01/28/2076(a) (e)	EUR	1,184	1,256,737
7.425% (EURIBOR 3 Month + 3.50%), 01/28/2076(a) (e)		513	540,106
MFA Trust Series 2023-INV2 8.001%, 10/25/2058(a) (b) (d)	U.S.$	2,700	2,622,270
Mill City Mortgage Loan Trust Series 2018-4 0.00%, 04/25/2066(a) (b) (c) (d)		8,414	69,055
3.047%, 04/25/2066(a) (b) (c) (d)		571	285,292
3.25%, 04/25/2066(a) (b) (c) (d)		427	290,678
Series 2019-1 0.00%, 10/25/2069(a) (b) (c) (d)		7,940	19,829
3.582%, 10/25/2069(a) (b) (c) (d)		858	446,387
Series 2019-GS2 0.00%, 08/25/2059(a) (b) (c) (d)		3,843	74,178
0.08%, 08/25/2059(a) (b) (c) (d)		3,435	17,102
3.25%, 08/25/2059(a) (b) (c) (d)		696	482,459
3.832%, 08/25/2059(a) (b) (c) (d)		652	365,247
Series 2023-NQM1 6.159%, 10/25/2067(a) (b) (c) (d)		462	400,513
6.159%, 10/25/2067(a) (c)		180	174,321
New Residential Mortgage Loan Trust Series 2016-1 5.045%, 03/25/2056(a) (b) (d)		190	119,786
Series 2016-2 5.515%, 11/26/2035(a) (b) (d)		260	190,172
Series 2018-1 5.805%, 12/25/2057(a) (b) (d)		687	483,752
Series 2018-2 5.309%, 02/25/2058(a) (b) (d)		2,042	1,487,354
Series 2019-2 4.815%, 12/25/2057(a) (b) (d)		2,591	1,660,473
Series 2019-5 4.307%, 08/25/2059(a) (b) (d)		3,125	1,964,418
Series 2019-6 4.386%, 09/25/2059(a) (b) (d)		2,905	1,879,343
Series 2019-RPL2 4.008%, 02/25/2059(a) (b) (d)		2,618	1,182,369

	Principal Amount (000)		U.S. $ Value

PRPM LLC Series 2023-RCF2 4.00%, 11/25/2053(a)	U.S.$	1,000	$829,646
Shamrock Residential 7.598% (EURIBOR 1 Month + 3.75%), 06/24/2071(a) (e)	EUR	487	480,610
9.348% (EURIBOR 1 Month + 5.50%), 06/24/2071(a) (b) (e)		326	313,529
10.348% (EURIBOR 1 Month + 6.50%), 06/24/2071(a) (b) (e)		165	154,293
11.348% (EURIBOR 1 Month + 7.50%), 06/24/2071(a) (b) (e)		348	252,058
Shamrock Residential DAC Series 2022-1 6.248% (EURIBOR 1 Month + 2.40%), 01/24/2061(a) (e)		160	160,101
Series 2022-2 6.598% (EURIBOR 1 Month + 2.75%), 02/24/2071(a) (e)		679	721,802
7.598% (EURIBOR 1 Month + 3.75%), 02/24/2071(a) (e)		538	571,152
9.348% (EURIBOR 1 Month + 5.50%), 02/24/2071(a) (e)		643	689,385
10.348% (EURIBOR 1 Month + 6.50%), 02/24/2071(a) (e)		181	193,956
11.348% (EURIBOR 1 Month + 7.50%), 02/24/2071(a) (e)		570	607,316
Verus Securitization Trust Series 2023-6 7.83%, 09/25/2068(a) (b) (d)	U.S.$	3,150	3,075,441
Series 2023-INV2 8.157%, 08/25/2068(a) (b) (d)		4,352	4,274,035

			28,335,165

Total Asset Backed (cost $71,849,355)			71,597,079

CORPORATE SECURITIES – 27.3%
Bonds – 19.3%
Building/Construction Products – 0.2%
Country Garden Holdings Co. Ltd. 3.125%, 10/22/2023(a) (f) (g)		792	53,149
5.125%, 01/17/2024(a) (f) (g)		2,458	165,606

			218,755

Communications – 0.1%
AMC Networks, Inc. 10.25%, 01/15/2029(a)		6	6,043
Clear Channel Outdoor Holdings, Inc. 7.875%, 04/01/2030(a)		88	87,402

			93,445

	Principal Amount (000)		U.S. $ Value

Energy – 1.2%
Baytex Energy Corp. 7.375%, 03/15/2032(a)	U.S.$	65	$65,650
KCA Deutag UK Finance PLC 9.875%, 12/01/2025(a)		597	601,590
Matador Resources Co. 6.50%, 04/15/2032(a)		6	6,013
New Fortress Energy, Inc. 8.75%, 03/15/2029(a)		83	82,708
Shelf Drilling Holdings Ltd. 9.625%, 04/15/2029(a)		879	849,927
USA Compression Partners LP/USA Compression Finance Corp. 7.125%, 03/15/2029(a)		88	88,948

			1,694,836

Financial Services – 12.8%
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		50	50,945
Barclays PLC 7.125%, 12/31/2099(h) (i)	GBP	2,835	3,514,682
CT Investment GmbH 6.375%, 04/15/2030(a)	EUR	45	48,701
Deutsche Bank AG 7.125%, 05/30/2049(a) (i)	GBP	720	843,249
Series 2020 6.00%, 12/31/2099(i)	U.S.$	4,800	4,447,308
Intesa Sanpaolo SpA Series 2023 7.70%, 12/29/2049(a) (i)		3,044	3,033,118
Jerrold Finco PLC 7.875%, 04/15/2030(a)	GBP	58	73,054
Metro Bank Holdings PLC 12.00%, 04/30/2029(a)		1,303	1,406,117
14.00%, 04/30/2034(a)		244	229,890
NatWest Group PLC 4.60%, 12/31/2099(i)	U.S.$	1,876	1,461,404
8.00%, 12/29/2049(i)		1,890	1,903,718
Pinewood Finco PLC 6.00%, 03/27/2030(a)	GBP	149	187,930
Societe Generale SA 8.50%, 12/31/2099(a) (i)	U.S.$	144	143,272
Standard Chartered PLC 7.875%, 12/31/2099(a) (i)		74	73,945
Vmed O2 UK Financing I PLC 5.625%, 04/15/2032(a)	EUR	79	85,059

			17,502,392

General Manufacturing – 0.0%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(a)	U.S.$	65	65,215

	Principal Amount (000)		U.S. $ Value

Health Care – 1.8%
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 04/01/2029(a)	U.S.$	129	$129,550
Select Medical Corp. 6.25%, 08/15/2026(a)		2,392	2,395,516

			2,525,066

Industrials – 0.2%
Bombardier, Inc. 7.25%, 07/01/2031(a)		65	65,216
Esab Corp. 6.25%, 04/15/2029(a)		65	65,304
Heathrow Finance PLC 6.625%, 03/01/2031(a)	GBP	36	44,931
TransDigm, Inc. 6.375%, 03/01/2029(a)	U.S.$	65	65,245

			240,696

Insurance – 0.1%
Panther Escrow Issuer LLC 7.125%, 06/01/2031(a)		65	66,028

Leisure/Entertainment – 0.1%
Beazer Homes USA, Inc. 7.50%, 03/15/2031(a)		64	64,640
MGM Resorts International 6.50%, 04/15/2032		130	129,512

			194,152

Mining/Metals – 0.1%
Cleveland-Cliffs, Inc. 7.00%, 03/15/2032(a)		88	89,253

Packaging & Containers – 0.0%
ProGroup AG 5.125%, 04/15/2029(a)	EUR	15	16,191

Real Estate/Construction – 0.2%
RHP Hotel Properties LP/RHP Finance Corp. 6.50%, 04/01/2032(a)	U.S.$	65	65,218
Rithm Capital Corp. 8.00%, 04/01/2029(a)		167	162,057
Starwood Property Trust, Inc. 7.25%, 04/01/2029(a)		65	65,542

			292,817

Retailing – 2.4%
eG Global Finance PLC 12.00%, 11/30/2028(a)		3,150	3,341,406

Technology – 0.1%
Xerox Holdings Corp. 8.875%, 11/30/2029(a)		80	81,522

			26,421,774

	Principal Amount (000)		U.S. $ Value

Bank Debt – 7.7%
Auto/Motor Carrier – 2.7%
Carnaby Inventory III LLC 12/31/2049(b) (d) (j)	U.S.$	2,400	$2,400,000
First Brands Group LLC 05/31/2025(b) (d) (j)		1,260	1,260,000
Hertz Corp. Series 2021 06/30/2028(j)		98	94,552

			3,754,552

Chemicals – 0.1%
Nouryon Finance BV 04/03/2028(j)	EUR	98	105,243

Communications – 0.3%
MH SUB I LLC Series 2023 05/03/2028(j)	U.S.$	98	97,137
Univision Communications, Inc. Series 2022 01/31/2029(j)		143	142,970
VMED O2 UK Holdco 4 Ltd. 10/15/2031(j)	EUR	143	151,625

			391,732

Consumer – 0.1%
Tory Burch LLC 04/16/2028(j)	U.S.$	143	143,120

Financial Services – 0.1%
Allspring Buyer LLC 11/01/2028(j)		143	143,254

Health Care – 0.3%
Ensemble RCM LLC Series 2024 8.317% (SOFR 3 Month + 3.00%), 08/01/2029(k)		98	98,010
Hunter Holdco 3 Ltd. 08/19/2028(j)		98	97,582
Phoenix Guarantor, Inc. Series 2024 8.577% (SOFR 1 Month + 3.25%), 02/21/2031(k)		143	141,525
Star Parent, Inc. 09/27/2030(j)		143	142,510

			479,627

Insurance – 0.1%
Asurion LLC 08/19/2028(j)		143	137,893

	Principal Amount (000)		U.S. $ Value

Leisure/Entertainment – 2.1%
Spectacle Gary Holdings LLC Series 2021 9.702% (SOFR 3 Month + 4.25%), 12/11/2028(k)	U.S.$	2,981	$2,929,230

Retailing – 1.3%
EG Group Ltd. 10.972% (EURIBOR 3 Month + 7.00%), 04/30/2027(k)	EUR	1,733	1,736,345

Technology – 0.5%
AppLovin Corp. Series 2024 08/16/2030(j)	U.S.$	98	97,704
Genuine Financial Holdings LLC Series 2023 09/27/2030(j)		143	141,973
I-Logic Technologies Bidco Ltd. Series 2021 02/16/2028(j)		98	97,612
Peraton Corp. 02/01/2028(j)		130	130,191
Verisure Holding AB 08/06/2026(j)	EUR	143	154,478

			621,958

Transportation (Non Auto) – 0.1%
Savage Enterprises LLC Series 2021 8.692% (SOFR 1 Month + 3.25%), 09/15/2028(k)	U.S.$	143	143,418

			10,586,372

	Shares

Equity Investments – 0.3%
Alternative Energy – 0.3%
Intersect Power LLC(b) (d)		95,560	439,034

Total Corporate Securities (cost $37,368,085)			37,447,180

SPECIAL OPPORTUNITIES – 11.0%
Equity Investments – 11.0%
Aviation – 11.0%
Aergo Capital Ltd.(b) (d) (cost $15,304,575)		15,304,575	15,089,974

LOAN PORTFOLIO – 0.4%
Equity Investments – 0.4%
Residential Loan Portfolios – 0.4%
Kutxabank(b) (c) (d) (cost $498,494)		460,631	499,510

	U.S. $ Value

Total Investments – 90.9% (cost $125,020,509)(l)	$124,633,743	(m)
Other assets less liabilities – 9.1%	12,465,573

Net Assets – 100.0%	$137,099,316

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	GBP	13,529	USD	17,150	06/20/2024	$67,947
State Street Bank & Trust Co.	USD	762	GBP	601	06/20/2024	(3,727)
State Street Bank & Trust Co.	EUR	20,695	USD	22,711	09/18/2024	225,222
State Street Bank & Trust Co.	USD	88	EUR	80	09/18/2024	(1,234)
State Street Bank & Trust Co.	EUR	356	USD	392	09/20/2024	5,448

						$293,656

*	Principal Amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $83,920,441 or 61.2% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Affiliated investments.
(d)	Fair valued by the Adviser.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2024.
(f)	Non-income producing security.
(g)	Defaulted matured security.
(h)	Convertible security.
(i)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(j)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) or an alternate base rate such as the PRIME/SONIA plus a premium which was determined at the time of purchase.

(k)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME/SONIA or the SOFR/PRIME/SONIA floor rate plus a spread at March 31, 2024.
(l)

As of March 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,246,528 and gross unrealized depreciation of investments was $(1,339,638), resulting in net unrealized depreciation of $(93,110).

(m)

On March 29, 2024, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Portfolio valued its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

COUNTRY BREAKDOWN1

March 31, 2024 (unaudited)

46.0%	United States
22.3%	Ireland
19.9%	United Kingdom
4.5%	Italy
4.3%	Germany
1.3%	Luxembourg
0.7%	United Arab Emirates
0.4%	Spain
0.2%	China
0.2%	Netherlands
0.1%	Switzerland
0.1%	Canada

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

See notes to financial statements.

AB CarVal Credit Opportunities Fund

March 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s investments in corporate securities and derivatives are primarily valued using Level 2 inputs, which generally consist of vendor pricing and multiple broker quotes based on the yield, maturity, credit quality and bids or trading activity in the security or similar securities, thereby demonstrating consensus pricing. However, certain corporate securities may also be valued using Level 3 inputs depending on the characteristics of the security and availability of broker quotes and other information. Investments in loan portfolios, structured credit, and special opportunities are primarily valued with Level 3 inputs using a discounted cash flow analysis. This analysis takes into consideration risk-adjusted rates of return as applied to the cash inflows and outflows anticipated in connection with managing and/or disposing each specific investment. This analysis may include factors such as income streams, local market activity, timing, collateral, payment history, comparative sales values, operating outflows to improve or otherwise maximize investment value, and other similar factors that have or will influence the exit of the investment, in addition to other quantitative unobservable inputs disclosed in the following table. All forward currency exchange contracts held at March 31, 2024 were valued using Level 2 inputs, which include forward rates.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Asset Backed	$—	$34,980,940	$36,616,139	$71,597,079
Corporate Securities	—	33,348,146	4,099,034	37,447,180
Special Opportunities	—	—	15,089,974	15,089,974
Loan Portfolio	—	—	499,510	499,510

Total Investments in Securities	—	68,329,086	56,304,657	124,633,743
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	—	298,617	—	298,617
Liabilities:
Forward Currency Exchange Contracts	—	(4,961)	—	(4,961)

Total	$—	$68,622,742	$56,304,657	$124,927,399

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps, options and warrants which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed	Corporate Securities	Special Opportunities
Balance as of 02/23/2024(a)	$—	$—	$—
Accrued discounts/(premiums)	10,361	—	—
Realized gain (loss)	2,652	—	—
Change in unrealized appreciation/depreciation	(264,399)	7,291	(364,601)
Purchases	37,112,852	4,091,743	15,454,575
Sales/Paydowns	(245,327)	—	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 03/31/2024	$36,616,139	$4,099,034	$15,089,974

Net change in unrealized appreciation/depreciation from investments held as of 03/31/2024	$(264,399)	$7,291	$(364,601)

	Loan Portfolio	Total
Balance as of 02/23/2024(a)	$—	$—
Accrued discounts/(premiums)	—	10,361
Realized gain (loss)	93	2,745
Change in unrealized appreciation/depreciation	1,016	(620,693)
Purchases	513,406	57,172,576
Sales/Paydowns	(15,005)	(260,332)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 03/31/2024	$499,510	$56,304,657

Net change in unrealized appreciation/depreciation from investments held as of 03/31/2024	$1,016	$(620,693)

(a)	Commencement of operations.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at March 31, 2024. Securities priced (i) by third party vendors or (ii) by brokers are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 03/31/24	Valuation Technique	Unobservable Input	Input
Asset Backed	$11,502,818	Discounted Cash Flow	Discount Rate	4.25-19.99% / 8.91%
	$21,390,154	Market Comparables	Market Spread	156-900bps / 445bps

	$32,892,971

Corporate Securities	$3,660,000	Market Comparables	Discount Rate	18.70%
	$439,034	Discounted Cash Flow	Discount Rate	14.00-20.00% / 18.59%

	$4,099,034

Special Opportunities	$15,089,974	Discounted Cash Flow	Discount Rate	10.08-24.78% / 14.59%
Loan Portfolios	$499,510	Discounted Cash Flow	Discount Rate	15.00%

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Discount Rate and Market Spread in isolation would be expected to result in a significantly higher (lower) fair value measurement.

A summary of the Fund’s transactions in affiliated entities that are controlled by AB CarVal Investors LP for the period ended March 31, 2024 are as follows:

										Distributions
Issuer	Market Value 02/23/2024(a) (000)	Purchases at Cost (000)		Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)		Market Value 03/31/2024 (000)		Dividend Income (000)	Realized Gains (000)
Italy Hotels SRL, Series 2021, 0.00%, 12/31/2049	$0	$0	*	$0	$0	$0	*	$0	*	$0	$0
Italy Hotels SRL, Series 2021, 7.202%, 11/25/2027	0	1,394		0	0	(7)		1,387		0	11
Italy Hotels SRL, Series 2021, 10.702%, 11/25/2027	0	1,188		0	0	(11)		1,177		0	14
Kutxabank	0	513		15	0	2		500		0	0
Mill City Mortgage Loan Trust, Series 2018-4, 0.00%, 04/25/2066	0	48		0	0	1		49		0	0
Mill City Mortgage Loan Trust, Series 2018-4, 0.00%, 04/25/2066	0	15		0	0	5		20		0	0
Mill City Mortgage Loan Trust, Series 2018-4, 0.00%, 04/25/2066	0	0	*	0	0	0	*	0	*	0	0
Mill City Mortgage Loan Trust, Series 2018-4, 3.047%, 04/25/2066	0	115		0	0	1		116		0	1
Mill City Mortgage Loan Trust, Series 2018-4, 3.047%, 04/25/2066	0	96		0	0	1		97		0	1
Mill City Mortgage Loan Trust, Series 2018-4, 3.047%, 04/25/2066	0	70		0	0	2		72		0	0	*

									Distributions
Issuer	Market Value 02/23/2024(a) (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)		Market Value 03/31/2024 (000)		Dividend Income (000)	Realized Gains (000)
Mill City Mortgage Loan Trust, Series 2018-4, 3.250%, 04/25/2066	$0	$285	$0	$0	$6		$291		$0	$1
Mill City Mortgage Loan Trust, Series 2019-1, 0.00%, 10/25/2069	0	15	0	0	5		20		0	0
Mill City Mortgage Loan Trust, Series 2019-1, 0.00%, 10/25/2069	0	0	0	0	0		0	*	0	0
Mill City Mortgage Loan Trust, Series 2019-1, 3.582%, 10/25/2069	0	127	0	0	8		135		0	1
Mill City Mortgage Loan Trust, Series 2019-1, 3.582%, 10/25/2069	0	114	0	0	8		122		0	1
Mill City Mortgage Loan Trust, Series 2019-1, 3.582%, 10/25/2069	0	103	0	0	3		106		0	1
Mill City Mortgage Loan Trust, Series 2019-1, 3.582%, 10/25/2069	0	81	0	0	3		84		0	1
Mill City Mortgage Loan Trust, Series 2019-GS2, 0.00%, 08/25/2059	0	73	0	0	1		74		0	0
Mill City Mortgage Loan Trust, Series 2019-GS2, 0.08%, 08/25/2059	0	13	0	0	4		17		0	0	*
Mill City Mortgage Loan Trust, Series 2019-GS2, 3.250%, 08/25/2059	0	243	0	0	33		276		0	1
Mill City Mortgage Loan Trust, Series 2019-GS2, 3.250%, 08/25/2059	0	203	0	0	3		206		0	1
Mill City Mortgage Loan Trust, Series 2019-GS2, 3.832%, 08/25/2059	0	119	0	0	1		120		0	1
Mill City Mortgage Loan Trust, Series 2019-GS2, 3.832%, 08/25/2059	0	100	0	0	1		101		0	1
Mill City Mortgage Loan Trust, Series 2019-GS2, 3.832%, 08/25/2059	0	76	0	0	1		77		0	1
Mill City Mortgage Loan Trust, Series 2019-GS2, 3.832%, 08/25/2059	0	65	0	0	1		66		0	1
Mill City Mortgage Loan Trust, Series 2023-NQM1, 6.159%, 10/25/2067	0	174	0	0	0	*	174		0	1
Mill City Mortgage Loan Trust, Series 2023-NQM1, 6.159%, 10/25/2067	0	216	0	0	1		217		0	2
Mill City Mortgage Loan Trust, Series 2023-NQM1, 6.159%, 10/25/2067	0	182	0	0	1		183		0	1
Mill City Solar Loan, 0.00%, 03/20/2043	0	238	0	0	0	*	238		0	0
Mill City Solar Loan, 0.00%, 07/20/2043	0	455	0	0	(2)		453		0	0
Mill City Solar Loan, 0.00%, 06/20/2047	0	456	0	0	4		460		0	0
Mill City Solar Loan, 2.00%, 07/20/2043	0	288	0	0	1		289		0	1
Mill City Solar Loan, 4.25%, 06/20/2047	0	478	0	0	4		482		0	3
Mill City Solar Loan, 5.92%, 03/20/2043	0	102	0	0	8		110		0	1
Mill City Solar Loan, 7.14%, 03/20/2043	0	81	0	0	2		83		0	1
Total	$0	$7,726	$15	$0	$91		$7,802		$0	$48

*	Amount less than $500
(a)	Commencement of operations.